Acquisitions & Divestitures - 2023 Divestitures - Narrative (Details) - USD ($) $ in Thousands				1 Months Ended	12 Months Ended
	Dec. 31, 2023	Jul. 17, 2023	Jun. 27, 2023	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 30, 2023
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Proceeds from divestitures					$ 59,048	$ 95,749	$ 0
Gain (loss) on sale of equity interest						18,440	0
Gains (losses) on financial assets at fair value through profit or loss					(4,013)	4,610	0
Gain (loss) on natural gas and oil properties and equipment					25,678	24,146	2,379
Total commodity revenue					794,841	868,263	$ 1,919,349
Equity investments [member]
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Gains (losses) on financial assets at fair value through profit or loss					(4,013)	4,610
DP Lion Equity Holdco LLC
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Gain (loss) on sale of equity interest	$ 18,440
Total commodity revenue					(7,375)
Undeveloped Acreage in Oklahoma
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Consideration paid (received)		$ (16,060)
Gain (loss) on natural gas and oil properties and equipment		$ 13,619
Certain Non-Core , Non-Operated Assets Within Central Region
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Consideration paid (received)			$ (37,589)
Certain Other Non-Core Undeveloped Acreage
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Consideration paid (received)					(59,048)	12,100
Gain (loss) on natural gas and oil properties and equipment					26,312	$ 10,547
ABS VII Class A Notes
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Notional amount								$ 142,000
ABS VII Class B Notes
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Notional amount								$ 20,000
DP Lion Equity Holdco LLC
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Percentage of equity ownership divested	80.00%			80.00%		80.00%
Proceeds from divesture of business				$ 30,000
Investment in subsidiary	$ 7,500			$ 7,500	$ 5,566	$ 7,500